Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss)	$ (3,454,231)	$ (708,055)	$ (1,664,221)	$ (1,694,640)	$ (1,694,640)
Adjustments to reconcile net (loss) to net cash (used in) operating activities
Depreciation				759
Common stock issued for services rendered	2,955,915	299,333	361,685	1,056,849
Fair value of stock opotions issued			705,918	18,188
Amortization of discount to note payable	259,178
Derivative expense	586,195
Changes in fair value of derivative liabilities	(969,566)
Prepaid expenses			82,633	(10,258)
Accounts payable and accrued expenses	(4,283)	33,571	86,864	63,420
Due from related party	(131,542)	(21,970)	(90,835)	(43,819)
Net cash (used in) operating activities:	(758,334)	(397,121)	(517,958)	(572,368)
Patent		(7,000)	(7,000)
Net cash (used in) investing activities:		(7,000)	(7,000)
Proceeds from issuance of common stock	97,500	250,000	460,000	150,000
Proceeds from exercise of options		7,500	7,500	58,000
Proceeds from exercise of warrants	131,000			118,446
Proceeds from promissory note	50,000
Proceeds from issuance of note payable	2,400,000
Redemption of note payable	(1,951,400)
Repayment of officer loan payable				(2,400)
Net cash provided by financing activities	727,100	257,500	467,500	324,046
Net increase/(decrease) in cash and cash equivalents	(31,234)	(146,621)	(57,458)	(248,322)
Cash and cash equivalents, beginning of year	95,069	152,526	152,526	400,848
Cash and cash equivalents, end of year	63,836	5,905	95,069	152,526	400,848
Non-cash financing activities
Common stock issued for payable				72,375
Deferred revenue				276,950
Prepayment of expenses through issuance of commom stock				82,633
Interest
Income taxes